Debt Instruments (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instruments Details Narrative
Note Payable, long-term	$ 15,426	$ 37,180	$ 62,755
Note Payable, short-term	$ 26,106	$ 25,622	$ 25,000